Note 4 - Securities (Details Textual) - CAD ($) $ in Thousands	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Statement Line Items [Line Items]
Government debt instruments held	$ 104,807	$ 299,300	$ 103,769
US Treasury Bills [Member]
Statement Line Items [Line Items]
Government debt instruments held	98,700
Government of Canada Bond [Member]
Statement Line Items [Line Items]
Government debt instruments held	3,100
Other debt instruments held [member]
Statement Line Items [Line Items]
Government debt instruments held	$ 3,000